Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 05, 2013
Entity Registrant Name	22nd Century Group, Inc.
Entity Central Index Key	0001347858
Entity Filer Category	Smaller Reporting Company